Directors' and key management remuneration - Summary of aggregate compensation representing the expense recognised under IFRS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Directors And Key Management Remuneration [Abstract]
Short-term employee benefits and costs	$ 23,095	$ 22,269	$ 25,616
Post-employment benefits	415	3,461	1,049
Employment termination benefits		2,682
Share-based payments	8,033	15,806	17,566
Aggregate compensation	$ 31,543	$ 44,218	$ 44,231